Condensed Statements of Operations (Unaudited) - USD ($)		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue		$ 0	$ 0
Operating expenses:
Direct cost of services		55,164	55,571
Sales and marketing		450,446	235,441
Research and development		284,984	396,703
General and administrative		789,075	630,891
Restructuring		472,689	0
Depreciation and amortization		236,096	432,407
Total operating expenses		2,288,454	1,751,013
Loss from operations		(2,288,454)	(1,751,013)
Other income (expense):
Interest income (expense)		6,901	(1,552)
Total other income (expense)		6,901	(1,552)
Loss before income taxes		(2,281,553)	(1,752,565)
Provision for income taxes		0	0
Net loss		$ (2,281,553)	$ (1,752,565)
Net loss per share attributable to common stockholders, Basic		$ (5.09)	$ (29.69)
Net loss per share attributable to common stockholders, Diluted		$ (5.09)	$ (29.69)
Weighted average common shares outstanding, Basic	[1]	448,084	59,037
Weighted average common shares outstanding, Diluted	[1]	448,084	59,037

[1]	The Company’s weighted average common stock outstanding for the three months ended March 31 2026 and 2025 has been retroactively restated for the effect of the 1-for 7.7 reverse stock split effective March 31, 2026.